Property, plant and equipment (Tables)	12 Months Ended
Sep. 30, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

Buildings	10 to 40 years
Leasehold improvements	Lesser of the useful life or lease term
Furniture, fixtures and equipment	3 to 20 years
Computer equipment	3 to 5 years

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2021	78,907	244,824	150,617	592,892	1,067,240
Additions	5,202	24,040	9,344	117,196	155,782
Additions - business acquisitions (Note 26a)	—	4,776	984	2,404	8,164
Disposals/retirements	(4,116)	(6,997)	(6,466)	(88,261)	(105,840)
Foreign currency translation adjustment	(2,622)	(3,671)	(2,396)	(25,506)	(34,195)
As at September 30, 2022	77,371	262,972	152,083	598,725	1,091,151
Accumulated depreciation
As at September 30, 2021	21,961	156,012	97,693	439,482	715,148
Depreciation expense (Note 24)	2,888	24,127	11,815	94,821	133,651
Impairment (Note 24)	—	858	—	—	858
Disposals/retirements	(893)	(6,958)	(6,424)	(88,261)	(102,536)
Foreign currency translation adjustment	(489)	(3,392)	(1,782)	(19,915)	(25,578)
As at September 30, 2022	23,467	170,647	101,302	426,127	721,543
Net carrying amount as at September 30, 2022	53,904	92,325	50,781	172,598	369,608
	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2020	79,281	241,542	165,219	661,891	1,147,933
Additions	2,000	26,349	10,956	96,418	135,723
Additions - business acquisitions (Note 26b)	—	1,200	208	414	1,822
Disposals/retirements	—	(15,284)	(20,238)	(142,724)	(178,246)
Foreign currency translation adjustment	(2,374)	(8,983)	(5,528)	(23,107)	(39,992)
As at September 30, 2021	78,907	244,824	150,617	592,892	1,067,240
Accumulated depreciation
As at September 30, 2020	20,124	150,572	108,060	496,231	774,987
Depreciation expense (Note 24)	2,590	25,512	13,547	102,774	144,423
Impairment (Note 24)	—	612	50	451	1,113
Disposals/retirements	—	(15,284)	(20,238)	(142,724)	(178,246)
Foreign currency translation adjustment	(753)	(5,400)	(3,726)	(17,250)	(27,129)
As at September 30, 2021	21,961	156,012	97,693	439,482	715,148
Net carrying amount as at September 30, 2021	56,946	88,812	52,924	153,410	352,092